Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Basic:
Profit attributable to shareholders of the Company	¥ 651,127	¥ 762,185
Weighted average number of common stock in issue (in thousands of shares)	1,334,846	1,371,054
Basic earnings per share	¥ 487.79	¥ 555.91
Diluted:
Profit attributable to the common shareholders of the Company	¥ 651,127	¥ 762,185
Impact of dilutive potential ordinary shares issued by subsidiaries and associates	(2)
Net profit used to determine diluted earnings per share	¥ 651,125	¥ 762,185
Weighted average number of common stock in issue (in thousands of shares)	1,334,846	1,371,054
Adjustments for stock options (in thousands of shares)	397	478
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,335,243	1,371,532
Diluted earnings per share	¥ 487.65	¥ 555.72